VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.5%
Communication Services—13.8%
Alphabet, Inc. Class A	40,457	$9,835
Alphabet, Inc. Class C	22,075	5,376
Meta Platforms, Inc. Class A	16,996	12,482
Netflix, Inc.(1)	4,244	5,088
Reddit, Inc. Class A(1)	9,748	2,242
Snap, Inc. Class A(1)	8,454	65
		35,088

Consumer Discretionary—13.0%
Amazon.com, Inc.(1)	69,314	15,219
Booking Holdings, Inc.	615	3,321
DraftKings, Inc. Class A(1)	31,560	1,180
Las Vegas Sands Corp.	16,618	894
Lululemon Athletica, Inc.(1)	2,126	378
MercadoLibre, Inc.(1)	723	1,690
O’Reilly Automotive, Inc.(1)	23,684	2,553
Royal Caribbean Cruises Ltd.	13,847	4,481
TJX Cos., Inc. (The)	23,930	3,459
		33,175

Consumer Staples—1.9%
Costco Wholesale Corp.	5,243	4,853
Financials—6.6%
American Express Co.	8,495	2,822
Mastercard, Inc. Class A	8,529	4,851
S&P Global, Inc.	5,022	2,444
Visa, Inc. Class A	15,589	5,322
Wells Fargo & Co.	17,064	1,430
		16,869

Health Care—6.2%
Boston Scientific Corp.(1)	5,502	537
Bristol-Myers Squibb Co.	18,398	830
	Shares	Value

Health Care—continued
Eli Lilly & Co.	11,217	$8,558
Insulet Corp.(1)	2,083	643
Intuitive Surgical, Inc.(1)	6,880	3,077
Natera, Inc.(1)	8,702	1,401
Thermo Fisher Scientific, Inc.	1,800	873
		15,919

Industrials—5.9%
Deere & Co.	2,601	1,189
Eaton Corp. plc	4,578	1,713
Emerson Electric Co.	8,294	1,088
Fair Isaac Corp.(1)	1,426	2,134
GE Aerospace	13,102	3,941
GE Vernova, Inc.	4,010	2,466
Honeywell International, Inc.	2,417	509
Rockwell Automation, Inc.	2,705	946
Union Pacific Corp.	4,888	1,156
		15,142

Information Technology—51.0%
Apple, Inc.	86,277	21,969
Applied Materials, Inc.	14,259	2,919
AppLovin Corp. Class A(1)	5,906	4,244
ARM Holdings plc ADR(1)	6,583	931
ASML Holding N.V. Registered Shares	796	771
Autodesk, Inc.(1)	7,292	2,316
Broadcom, Inc.	23,460	7,740
Cloudflare, Inc. Class A(1)	11,257	2,416
Crowdstrike Holdings, Inc. Class A(1)	3,569	1,750
HubSpot, Inc.(1)	1,471	688
Lattice Semiconductor Corp.(1)	5,924	434
Microsoft Corp.	61,902	32,062
NVIDIA Corp.	217,320	40,548
	Shares	Value

Information Technology—continued
Onto Innovation, Inc.(1)	3,028	$391
Palantir Technologies, Inc. Class A(1)	25,534	4,658
QUALCOMM, Inc.	10,162	1,691
Roper Technologies, Inc.	1,499	747
Salesforce, Inc.	5,070	1,202
ServiceNow, Inc.(1)	1,146	1,055
Workday, Inc. Class A(1)	7,175	1,727
		130,259

Materials—0.4%
Vulcan Materials Co.	3,499	1,076
Utilities—0.7%
Vistra Corp.	9,420	1,846
Total Common Stocks (Identified Cost $85,307)		254,227

Total Long-Term Investments—99.5% (Identified Cost $85,307)		254,227

TOTAL INVESTMENTS—99.5% (Identified Cost $85,307)		$254,227
Other assets and liabilities, net—0.5%		1,218
NET ASSETS—100.0%		$255,445

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$254,227	$254,227
Total Investments	$254,227	$254,227
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.